Property and Equipment	12 Months Ended
Oct. 31, 2022
Property And Equipment
Property and Equipment

12.	Property and Equipment

	Computer and Office Equipment	Production Equipment and Other	Construction in Progress	Leasehold Improvements	Right-of-use Assets	Total
COST	$	$	$	$	$	$
Balance - October 31, 2020	15,166	356,522	45,075	2,001,807	651,011	3,069,581
Additions	-	22,939	-	2,255,594	2,040,029	4,318,562
Cost basis of assets acquired	1,117	146,756	-	677,339	680,482	1,505,694
Transfers	-	-	(45,075)	45,075	-	-
Disposals	-	(15,050)	-	(1,727)	(43,490)	(60,267)
Balance - October 31, 2021	16,283	511,167	-	4,978,088	3,328,032	8,833,570
Additions	-	34,690	-	2,935,755	1,030,429	4,000,874
Disposals	-	(2,825)	-	(10,375)	-	(13,200)
Balance – October 31, 2022	16,283	543,032	-	7,903,468	4,358,461	12,821,244
ACCUMULATED AMORTIZATION
Balance - October 31, 2020	15,166	73,517	-	1,449,248	379,851	1,917,782
Accumulated amortization of assets acquired	138	52,368	-	40,955	100,316	193,777
Amortization for the period	979	77,766	-	527,524	406,773	1,013,042
Disposals	-	(7,548)	-	(698)	(25,369)	(33,615)
Balance - October 31, 2021	16,283	196,103	-	2,017,029	861,571	3,090,986
Amortization for the period	-	114,197	-	706,567	1,181,543	2,002,307
Disposals	-	(895)	-	(6,055)	-	(6,950)
Balance – October 31, 2022	16,283	309,405	-	2,717,541	2,043,114	5,086,343
NET BOOK VALUE
Balance - October 31, 2021	-	315,064	-	2,961,059	2,466,461	5,742,584
Balance – October 31, 2022	-	233,627	-	5,185,927	2,315,347	7,734,901

Additions during the year ended October 31, 2022, includes the acquisition of $1,650,566 of assets from HSCP (Note 9). For the year ended October 31, 2022, amortization capitalized was $1,251,391 (2021 - $833,027) and expensed amortization was $750,916 (2021 - $180,015)